Morgan, Lewis & Bockius LLP                                         MORGAN LEWIS
1701 Market Street
Philadelphia, PA 19103-2921
Tel: +1.215.963.5000
Fax: +1.215.963.5001
www.morganlewis.com



August 4, 2015

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund III (File Nos. 333-192858 and 811-22920)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund III (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectus and Statement of Additional Information dated July 14, 2015 for Class S Shares and Investor Shares of the Trust's Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund, and Knights of Columbus International Equity Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 45, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-15-000464) on July 14, 2015.

Please contact the undersigned at 215.963.5862 with your questions or comments.

Very truly yours,


/s/ David Freese
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David Freese